                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9114

                             The Needham Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           445 Park Avenue
           New York, New York                                  10022
---------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)


                       The Corporation Trust Incorporated
                              300 E. Lombard Street
                            Baltimore, Maryland 21202
---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-371-8300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

NEEDHAM GROWTH FUND
Schedule of Investments
September 30, 2004
(Unaudited)

                                                                              Shares          Value
                                                                             -------      -------------
COMMON STOCK - (89.1%)
BIOTECH & PHARMACEUTICALS - (4.3%)
Johnson & Johnson Co.                                                        100,000      $   5,633,000
Merck & Co., Inc.                                                            100,000          3,300,000
Schering-Plough Corp.                                                        162,000          3,087,720
                                                                                          -------------
                                                                                             12,020,720
                                                                                          -------------

BROADCASTING, MEDIA & ENTERTAINMENT - (0.5%)
Liberty Media Corp.*                                                         150,000          1,308,000
                                                                                          -------------
BUSINESS SERVICES - (4.3%)
Affiliated Computer Services, Inc. Class A*                                   45,000          2,505,150
BISYS Group, Inc.*                                                            77,500          1,132,275
Choicepoint, Inc.*                                                            25,000          1,066,250
First Data Corp.                                                              50,000          2,175,000
Iron Mountain, Inc.*                                                         150,000          5,077,500
                                                                                          -------------
                                                                                             11,956,175
                                                                                          -------------

CABLE TV & EQUIPMENT - (5.3%)
Comcast Corp. Class A*                                                       250,000          7,060,000
Scientific-Atlanta, Inc.                                                     300,000          7,776,000
                                                                                          -------------
                                                                                             14,836,000
                                                                                          -------------

COMPUTER HARDWARE - (0.8%)
Planar Systems, Inc.*                                                        200,000          2,242,000
                                                                                          -------------
CONTRACT MANUFACTURING & MATERIALS - (2.3%)
Benchmark Electronics, Inc.*                                                  75,000          2,235,000
Merix Corp.*                                                                 150,000          1,554,000
Parlex Corp.*                                                                200,000          1,070,000
Pemstar, Inc.*                                                               640,000          1,164,800
Sanmina Corp.*                                                                70,000            493,500
                                                                                          -------------
                                                                                              6,517,300
                                                                                          -------------

ELECTRONIC COMPONENTS & DISTRIBUTION - (0.9%)
Interlink Electronics*                                                        70,000            577,500
Vishay Intertechnology, Inc.*                                                150,000          1,935,000
                                                                                          -------------
                                                                                              2,512,500
                                                                                          -------------

ELECTRONICS & STORAGE - (4.7%)
Bell Microproducts, Inc.*                                                    290,000          2,250,400
Datalink Corporation*                                                         32,800             66,912
Datalink Corporation (PP)*                                                   400,000            816,000
Komag, Inc.*                                                                  60,000            834,000
Seagate Technology Holdings                                                  675,000          9,126,000
                                                                                          -------------
                                                                                             13,093,312
                                                                                          -------------

ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (0.9%)
Color Kinetics*                                                              109,652          1,403,546
Robotic Vision Systems, Inc. (PP)*                                           220,547            264,656
Ultralife Batteries*                                                          80,000            813,600
                                                                                          -------------
                                                                                              2,481,802
                                                                                          -------------

EXPLORATION, PRODUCTION, REFINING & STORAGE - (7.5%)
Chesapeake Energy Corp.                                                      450,000          7,123,500
Talisman Energy, Inc.                                                        528,000         13,675,200
                                                                                          -------------
                                                                                             20,798,700
                                                                                          -------------

HEALTH CARE SERVICES - (0.4%)
Pediatric Services of America, Inc.*                                         150,000          1,225,500
                                                                                          -------------
INDUSTRIAL CHEMICALS, RESINS, & LAMINATES - (1.7%)
AXT, Inc.*                                                                   367,202            543,459
Park Electrochemical Corp.                                                   185,000          3,922,000

Southwall Technologies, Inc.*                                                728,000            378,560
                                                                                             ----------
                                                                                              4,844,019
                                                                                             ----------

MANUFACTURING & INDUSTRIAL EQUIPMENT - (8.3%)
Ceradyne, Inc. (PP)*                                                         415,951         18,264,408
Intevac, Inc.*                                                               242,500          1,522,900
Sypris Solutions, Inc.                                                       231,000          3,153,150
                                                                                             ----------
                                                                                             22,940,458
                                                                                             ----------

MEDICAL DEVICES & SUPPLIES - (11.5%)
Analogic Corp.                                                               115,000          4,794,350
Closure Medical Corp.*                                                       100,000          1,424,000
ConMED Corp.*                                                                250,000          6,575,000
Cutera, Inc.*                                                                115,000          1,297,200
HCA Inc.                                                                      85,000          3,242,750
Thermo Electron Corp.*                                                       260,000          7,025,200
Viasys Healthcare, Inc.*                                                     150,000          2,509,500
Waters Corp.*                                                                 70,000          3,087,000
Zoll Medical Corp.*                                                           47,300          1,579,347
                                                                                             ----------
                                                                                             31,534,347
                                                                                             ----------

NETWORKING & COMMUNICATIONS EQUIPMENT - (0.2%)
Visual Networks, Inc.*                                                       205,000            535,050
                                                                                             ----------
OIL / GAS EQUIPMENT & SERVICES - (2.9%)
GlobalSantaFe Corp.                                                          195,000          5,976,750
Offshore Logistics, Inc.*                                                     56,300          1,937,846
                                                                                             ----------
                                                                                              7,914,596
                                                                                             ----------

OPTICAL COMPONENTS - (2.2%)
Agere Systems, Inc. - Class B*                                               500,000            510,000
Newport Corp.*                                                               250,000          2,867,500
Orbotech Ltd.*                                                               150,000          2,623,500
                                                                                             ----------
                                                                                              6,001,000
                                                                                             ----------

SEMICONDUCTOR CAPITAL EQUIPMENT - (5.6%)
ADE Corp.*                                                                    35,000            596,225
American Superconductor*                                                      90,000          1,117,800
Brooks Automation Inc.*                                                      213,400          3,019,610
FSI International, Inc.*                                                     331,000          1,383,580
FSI International, Inc. (PP)*                                                150,000            627,000
Helix Technology Corp.                                                       175,341          2,383,761
MKS Instruments, Inc.*                                                       134,100          2,054,412
Nova Measuring Instruments, Ltd.*                                             82,500            259,875
Photronics, Inc.*                                                            225,000          3,739,500
Staktek Holdings Inc.*                                                        60,000            234,000
                                                                                             ----------
                                                                                             15,415,763
                                                                                             ----------

SEMICONDUCTOR MANUFACTURERS & COMMUNICATION DEVICES - (6.0%)
Actel Corp.*                                                                  95,000          1,444,000
Atmel Corp.*                                                                 750,000          2,715,000
MEMC Electronic Materials*                                                   200,000          1,696,000
National Semiconductor Corp.*                                                550,000          8,519,500
Standard Microsystems Corp.*                                                 125,000          2,188,750
                                                                                             ----------
                                                                                             16,563,250
                                                                                             ----------

SOFTWARE - (6.4%)
Aspen Technology, Inc.*                                                      300,000          2,097,000
Concord Communications, Inc.*                                                100,000            892,500
Hyperion Solutions Corp.*                                                    110,000          3,738,900
Kronos, Inc.*                                                                150,000          6,643,500
Phoenix Technologies, Ltd.*                                                  300,000          1,497,000
SPSS, Inc.*                                                                  225,000          2,999,250
                                                                                             ----------
                                                                                             17,868,150
                                                                                             ----------

SPECIALTY RETAILING & MANUFACTURING - (4.1%)
Brookstone, Inc.*                                                            187,500          3,541,875
Carmax, Inc.*                                                                185,000          3,986,750
Charming Shoppes, Inc.*                                                      240,000          1,708,800

G-III Apparel Group, Inc.*                                                    66,700            428,881
West Marine*                                                                  80,000          1,710,400
                                                                                            -----------
                                                                                             11,376,706
                                                                                            -----------
TELECOMMUNICATIONS SERVICE & EQUIPMENT - (0.2%)
ADC Telecommunications, Inc.*                                                360,000            651,600
                                                                                            -----------
WIRELESS COMMUNICATIONS & EQUIPMENT - (8.1%)
Anaren Inc.*                                                                 250,000          3,365,000
EMS Technologies, Inc.*                                                       76,900          1,326,525
EMS Technologies, Inc. (PP)*                                                 100,000          1,725,000
Motorola, Inc.                                                               625,000         11,275,000
REMEC, Inc.*                                                                 300,000          1,413,000
Viasat, Inc.*                                                                169,000          3,396,900
                                                                                            -----------
                                                                                             22,501,425
                                                                                            -----------
TOTAL COMMON STOCK (COST $205,051,202)                                                      247,138,373
                                                                                            -----------
INVESTMENT TRUSTS - (1.7%)
INVESTMENT COMPANIES - (1.7%)
H & Q Healthcare Investors Fund                                              155,387          2,814,058
H & Q Life Sciences Investors Fund                                           115,933          1,878,115
                                                                                            -----------
TOTAL INVESTMENT TRUSTS (COST $4,609,681)                                                     4,692,173
                                                                                            -----------
PREFERRED STOCK - (0.1%)
CABLE TV & EQUIPMENT - (0.1%)
Adelphia Communications Corp. - Convertible Preferred Stock 7.50%,           182,000            227,500
                                                                                            -----------
11/15/04, Series E*

TOTAL PREFERRED STOCK (COST $2,554,580)                                                         227,500
                                                                                            -----------

                                                                               Par            Value
                                                                             -------      -------------
CONVERTIBLE BOND - (3.4%)
NETWORKING & COMMUNICATIONS EQUIPMENT - (2.4%)
Lucent Technologies, Inc. 8% 08/01/31                                      6,000,000          6,495,000
                                                                                              ---------
TELECOMMUNICATIONS SERVICE & EQUIPMENT - (1.0%)
Nortel Telecommunications, 4.25%, 09/01/08                                 3,000,000          2,895,000
                                                                                              ---------
TOTAL CONVERTIBLE BOND (COST $8,964,262)                                                      9,390,000
                                                                                              ---------

                                                                            Shares            Value
                                                                            -------       -------------
TEMPORARY INVESTMENTS - (4.6%)
The RBB Sansom Street Money Market Portfolio                              12,771,407         12,771,407
                                                                                          -------------
TOTAL TEMPORARY INVESTMENTS (COST $12,771,407)                                               12,771,407
                                                                                          -------------
TOTAL INVESTMENTS - (98.9%) (COST $233,951,132)                                             274,219,453
                                                                                          -------------
NAME/EXPIRATION DATE/STRIKE PRICE
WARRANTS - (0.0%)
ELECTRONICS & STORAGE - (0.0%)
Datalink, May 07, $4.50*                                                      68,000             15,882
                                                                                          -------------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (0.0%)
Robotic Vision Systems, Inc., May 05, $7.50*                                  55,137                 40
                                                                                          -------------
TOTAL WARRANTS PURCHASED (COST $162,175)                                                         15,922
                                                                                          -------------

TOTAL INVESTMENTS - (98.9%)                                                                 274,235,375
                                                                                          -------------
Total Securities Sold Short - (-5.9%)                                                       (16,386,017)
                                                                                          -------------
Assets, Less Other Liabilities - (7.0%)                                                      19,522,237
                                                                                          -------------
NET ASSETS - (100.0%)                                                                     $ 277,371,595
                                                                                          -------------

NEEDHAM GROWTH FUND
Schedule of Securities Sold Short
September 30, 2004
(Unaudited)

                                                                             Shares           Value
                                                                             -------      -------------
SECURITIES SOLD SHORT - (-5.9%)
EDA / CAD - CAM / INTELLECTUAL PROPERTY - (-0.5%)
Ansys, Inc.*                                                                  26,000          1,292,980
                                                                                          -------------
FINANCIAL SERVICES - (-0.6%)
Lehman Brothers Holdings, Inc.*                                               20,000          1,594,400
                                                                                          -------------
MANUFACTURING & INDUSTRIAL EQUIPMENT - (-2.3%)
Polaris Industries, Inc.*                                                     30,000          1,674,600
Zebra Technologies Corp.*                                                     78,750          4,804,537
                                                                                          -------------
                                                                                              6,479,137
                                                                                          -------------
NETWORKING & COMMUNICATIONS EQUIPMENT - (-1.7%)
Juniper Networks, Inc.*                                                      200,000          4,720,000
                                                                                          -------------
SOFTWARE - (-0.8%)
Electronic Arts, Inc.*                                                        50,000          2,299,500
                                                                                          -------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $9,558,237)                                            16,386,017
                                                                                          -------------

TOTAL SECURITIES SOLD SHORT - (-5.9%)                                                       (16,386,017)
                                                                                          -------------
Total Investments - (98.9%)                                                                 274,235,375
                                                                                          -------------
Assets, Less Other Liabilities - (7.0%)                                                      19,522,237
                                                                                          -------------
NET ASSETS - (100.0%)                                                                     $ 277,371,595
                                                                                          -------------

* Non-Income producing security.

NEEDHAM  AGGRESSIVE GROWTH FUND
Schedule of Investments
September 30, 2004
(Unaudited)

                                                                             Shares           Value
                                                                             -------      -------------
COMMON STOCK - (81.0%)
AIRLINES - (2.0%)
Jetblue Airways Corp.*                                                        15,000      $     313,800
                                                                                          -------------
BIOTECH & PHARMACEUTICALS - (6.7%)
Biogen Idec, Inc.*                                                             7,500            458,775
Express Scripts, Inc.*                                                         6,000            392,040
Gilead Sciences, Inc.*                                                         5,000            186,900
                                                                                          -------------
                                                                                              1,037,715
                                                                                          -------------

BUSINESS SERVICES - (17.7%)
51Job Inc*                                                                     1,000             20,750
Affiliated Computer Services, Inc. Class A*                                    8,000            445,360
Alliance Data Systems Corp.*                                                   5,000            202,800
Choicepoint, Inc.*                                                            10,000            426,500
Digitas, Inc.*                                                                20,000            154,600
First Data Corp.                                                               7,500            326,250
Getty Images, Inc.*                                                            6,000            331,800
Iron Mountain, Inc.*                                                          15,000            507,750
Kyphon Inc*                                                                   10,000            247,800
Rightnow Technology*                                                           8,500            106,505
                                                                                          -------------
                                                                                              2,770,115
                                                                                          -------------

CABLE TV & EQUIPMENT - (2.7%)
Comcast Corp. Special Class A*                                                15,000            418,800
                                                                                          -------------
ELECTRONIC COMPONENTS & DISTRIBUTION - (0.6%)
Ceva, Inc.*                                                                   10,900             86,110
                                                                                          -------------
ELECTRONICS & STORAGE - (0.3%)
Datalink Corporation (PP)*                                                    25,000             51,000
                                                                                          -------------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (0.1%)
Robotic Vision Systems, Inc. (PP)*                                            16,541             19,849
                                                                                          -------------
FINANCIAL SERVICES - (3.5%)
Piper Jaffray*                                                                 5,000            197,950
State Street Corp.                                                             8,000            341,680
                                                                                          -------------
                                                                                                539,630
                                                                                          -------------

GOVERNMENT IT - (0.6%)
Cogent Inc*                                                                    5,000             91,100
                                                                                          -------------
HOSPITAL & PHYSICIAN MANAGEMENT - (2.6%)
Community Health Systems*                                                     15,000            400,200
                                                                                          -------------
INDUSTRIAL CHEMICALS, RESINS & LAMINATES - (2.0%)
Park Electrochemical Corp.                                                    15,000            318,000
                                                                                          -------------
MEDICAL DEVICES & SUPPLIES - (4.9%)
Epix Medical, Inc.*                                                            6,600            127,446
Intuitive Surgical, Inc.**                                                    10,000            247,500
Medtronic, Inc.                                                                7,500            389,250
                                                                                          -------------
                                                                                                764,196
                                                                                          -------------

MEDICAL SUPPLIES & EQUIPMENT - (4.2%)
Animas, Corp.*                                                                20,000            322,000
Guidant Corp.*                                                                 5,000            330,200
                                                                                          -------------
                                                                                                652,200
                                                                                          -------------

METALS & MINING - (3.1%)
Precision Castparts Corp.                                                      8,000            480,400
                                                                                          -------------
OIL / GAS EQUIPMENT - (1.0%)
Xto Energy Inc.                                                                5,000            162,400
                                                                                          -------------

OPTICAL COMPONENTS - (1.9%)
Corvis Corp.*                                                                   100,000            80,000
Orbotech Ltd.*                                                                   12,000           209,880
                                                                                             ------------
                                                                                                  289,880
                                                                                             ------------
SEMICONDUCTOR CAPITAL EQUIPMENT - (3.2%)
American Superconductor*                                                         11,264           139,899
FSI International, Inc.*                                                         35,000           146,300
Helix Technology Corp.                                                           10,000           135,950
Staktek Holdings Inc.*                                                           20,000            78,000
                                                                                             ------------
                                                                                                  500,149
                                                                                             ------------
SEMICONDUCTOR MANUFACTURERS & COMMUNICATION DEVICES - (1.4%)
Intersil Holding Corp.*                                                          13,363           212,873
                                                                                             ------------
SOFTWARE - (7.9%)
Hyperion Solutions Corp.*                                                        12,000           407,880
Kronos, Inc.*                                                                     7,500           332,175
Navteq Corp.*                                                                       400            14,256
Pervasive Software, Inc.*                                                        50,000           299,500
Plumtree Software, Inc.*                                                         50,000           170,000
                                                                                             ------------
                                                                                                1,223,811
                                                                                             ------------

SPECIALITY RETAILING & MANUFACTURING - (11.8%)
American Eagle Outfitters, Inc.*                                                  5,000           184,250
Carmax, Inc.*                                                                    12,500           269,375
Pacific Sunwear of California, Inc.*                                             20,000           421,000
PETCO Animal Supplies, Inc.*                                                     12,000           391,920
Restoration Hardware, Inc.*                                                      50,000           259,000
Tiffany & Co.                                                                    10,000           307,400
                                                                                             ------------
                                                                                                1,832,945
                                                                                             ------------

TELECOMMUNICATIONS - (1.7%)
Scientific-Atlanta, Inc.                                                         10,000           259,200
                                                                                             ------------
WIRELESS COMMUNICATIONS & EQUIPMENT - (1.1%)
EMS Technologies, Inc.*                                                          10,000           172,500
                                                                                             ------------
TOTAL COMMON STOCK (COST $10,872,432)                                                          12,596,873
                                                                                             ------------

TEMPORARY INVESTMENTS - (16.9%)
PNC Bank Money Market                                                         1,082,835         1,082,835
Provident Institutional Fund -Tempcash Portfolio                                773,722           773,722
The RBB Sansom Street Money Market Portfolio                                    773,722           773,722
                                                                                             ------------
TOTAL TEMPORARY INVESTMENTS (COST $2,630,279)                                                   2,630,279
                                                                                             ------------
TOTAL INVESTMENTS - (97.9%) (COST $13,502,711)                                                 15,227,152
                                                                                             ------------
NAME/EXPIRATION DATE/STRIKE PRICE
WARRANTS - (0.0%)
ELECTRONICS & STORAGE - (0.0%)
Datalink Corp, May 07, $4.50*                                                     4,000               934
                                                                                             ------------
ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (0.0%)
Robotic Vision Systems, Inc., May 05, $7.50*                                      4,135                 3
                                                                                             ------------
TOTAL WARRANTS PURCHASED (COST $11,591)                                                               937
                                                                                             ------------

TOTAL INVESTMENTS - (97.9%)                                                                    15,228,089
                                                                                             ------------
Total Securities Sold Short - (-0.1%)                                                             (19,089)
                                                                                             ------------
Assets, Less Other Liabilities - (2.2%)                                                           338,341
                                                                                             ------------
NET ASSETS - (100.0%)                                                                        $ 15,547,341
                                                                                             ------------

NEEDHAM  AGGRESSIVE GROWTH FUND
Schedule of Securities Sold Short
September 30, 2004
(Unaudited)

                                                                              Shares            Value
                                                                              ------            -----
SECURITIES SOLD SHORT - (-0.1%)
SPECIALITY RETAILING & MANUFACTURING - (-0.1%)
Coach Inc.                                                                     450                 19,089
                                                                                             ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $18,615)                                                     19,089
                                                                                             ------------

TOTAL SECURITIES SOLD SHORT - (-0.1%)                                                             (19,089)
                                                                                             ------------
Total Investments - (97.9%)                                                                    15,228,089
                                                                                             ------------
Assets, Less Other Liabilities - (2.2%)                                                           338,341
                                                                                             ------------
NET ASSETS - (100.0%)                                                                        $ 15,547,341
                                                                                             ------------

* Non-Income producing security.

NEEDHAM SMALL CAP GROWTH FUND
Schedule of Investments
September 30, 2004
(Unaudited)

                                                                                Shares          Value
                                                                                ------          -----
COMMON STOCK - (92.2%)
BIOTECH & PHARMACEUTICALS - (10.4%)
Eon Labs, Inc.*                                                                  40,000      $    868,000
First Horizon Pharmaceutical*                                                    35,000           700,350
Martek Biosciences Corporation*                                                  17,000           826,880
                                                                                             ------------
                                                                                                2,395,230
                                                                                             ------------

BUSINESS SERVICES - (17.7%)
Advisory Board Company*                                                          30,000         1,008,000
Bright Horizons Family Solutions*                                                30,500         1,655,844
Costar Group, Inc.*                                                              10,000           491,900
Iron Mountain, Inc.*                                                             20,000           677,000
Sitel Corp.*                                                                    110,000           237,600
                                                                                             ------------
                                                                                                4,070,344
                                                                                             ------------

CONTRACT MANUFACTURING & MATERIALS - (0.9%)
Parlex Corp.*                                                                     2,900            15,515
Pemstar, Inc.*                                                                  107,450           195,559
                                                                                             ------------
                                                                                                  211,074
                                                                                             ------------

ELECTRONICS & STORAGE - (1.2%)
Datalink Corporation*                                                            33,950            69,258
Dataram Corp.*                                                                   30,000           199,800
                                                                                             ------------
                                                                                                  269,058
                                                                                             ------------

ELECTRONICS, ELECTRICAL EQUIPMENT, & INSTRUMENTATION - (3.4%)
Cognex Corp.                                                                      6,000           157,200
Color Kinetics*                                                                  15,000           192,000
Garmin Ltd.                                                                       5,000           216,250
Ultralife Batteries*                                                             20,000           203,400
                                                                                             ------------
                                                                                                  768,850
                                                                                             ------------

EXPLORATION, PRODUCTION, REFINING & STORAGE - (1.4%)
Chesapeake Energy Corp.                                                          20,000           316,600
                                                                                             ------------
FINANCIAL SERVICES - (7.2%)
Berkshire Hathaway, Inc. Class B*                                                   200           574,200
Brantley Capital Corp.                                                           12,500           138,875
Factset Research Systems Inc                                                      1,500            72,300
First Republic Bank                                                               1,000            46,000
W.R. Berkley Corp.                                                               20,000           843,200
                                                                                             ------------
                                                                                                1,674,575
                                                                                             ------------

GOVERNMENT IT - (5.3%)
Argon St Inc*                                                                    22,000           616,000
Cogent Inc*                                                                       3,000            54,660
Integral Systems Inc.                                                            15,000           292,650
NIC, Inc.*                                                                       25,000           134,000
Tvi Corporation*                                                                 20,000           108,400
                                                                                             ------------
                                                                                                1,205,710
                                                                                             ------------

HEALTH CARE SERVICES - (1.1%)
Health Extras Inc.*                                                              17,500           243,950
                                                                                             ------------
INDUSTRIAL CHEMICALS, RESINS & LAMINATES - (2.5%)
Aceto Corp.                                                                      40,000           576,000
                                                                                             ------------
MANUFACTURING & INDUSTRIAL EQUIPMENT - (7.2%)
Ceradyne, Inc. (PP)*                                                             22,500           987,975
Innovative Solutions and Support, Inc.*                                           8,500           208,505
Intevac, Inc.*                                                                   37,500           235,500
Sypris Solutions, Inc.                                                           17,000           232,050
                                                                                             ------------
                                                                                                1,664,030
                                                                                             ------------

MEDICAL DEVICES & SUPPLIES - (13.2%)
Analogic Corp.                                                                   12,200           508,618
Cantel Medical Corp.*                                                            12,500           300,000
Cutera, Inc.*                                                                    10,000           112,800
Exactech, Inc.*                                                                  12,500           255,625
Immucor, Inc.*                                                                   24,750           612,563
Intermagnetics General Corp.*                                                     6,500           150,475
PerkinElmer, Inc.                                                                32,500           559,650
Zoll Medical Corp.*                                                              16,100           537,579
                                                                                             ------------
                                                                                                3,037,310
                                                                                             ------------

OPTICAL COMPONENTS - (1.6%)
Agere Systems Inc. - Class B*                                                   100,000           102,000
Excel Technology, Inc.*                                                          10,000           258,200
                                                                                             ------------
                                                                                                  360,200
                                                                                             ------------

SEMICONDUCTOR CAPITAL EQUIPMENT - (4.5%)
Brooks Automation Inc.*                                                           4,000            56,600
FSI International, Inc.*                                                         44,568           186,294
MKS Instruments, Inc.*                                                           30,000           459,600
Therma-Wave, Inc. (PP)*                                                         100,000           340,000
                                                                                             ------------
                                                                                                1,042,494
                                                                                             ------------

SEMICONDUCTOR MANUFACTURERS & COMMUNICATION DEVICES - (1.0%)
Standard Microsystems Corp.*                                                     12,500           218,875
                                                                                             ------------
SOFTWARE - (4.2%)
Concord Communications, Inc.*                                                    21,500           191,888
Mobius Management Systems, Inc.*                                                 17,500           158,375
National Instruments Corp.                                                       17,000           514,590
Pervasive Software, Inc.*                                                        15,000            89,850
                                                                                             ------------
                                                                                                  954,703
                                                                                             ------------

SPECIALITY RETAILING & MANUFACTURING - (3.0%)
Jos A Bank Clothiers, Inc.*                                                       7,500           207,600
Restoration Hardware, Inc.*                                                      50,000           259,000
West Marine*                                                                     10,000           213,800
                                                                                             ------------
                                                                                                  680,400
                                                                                             ------------

TELECOMMUNICATIONS SERVICE & EQUIPMENT - (1.6%)
Ixia*                                                                            20,000           194,400
Mobility Electronics, Inc.*                                                      20,000           164,800
                                                                                             ------------
                                                                                                  359,200
                                                                                             ------------

TRANSPORTATION - (2.2%)
Genesee And Wyoming Inc.*                                                        19,900           503,868
                                                                                             ------------
WIRELESS COMMUNICATIONS & EQUIPMENT - (2.6%)
Anaren Inc.*                                                                      8,960           120,602
Remec, Inc.*                                                                     40,000           188,400
Tessco Technologies, Inc.*                                                       25,500           285,090
                                                                                             ------------
                                                                                                  594,092
                                                                                             ------------

TOTAL COMMON STOCK (COST $16,321,272)                                                          21,146,563
                                                                                             ------------

TEMPORARY INVESTMENTS - (5.0%)
The RBB Sansom Street Money Market Portfolio                                  1,136,566         1,136,566
                                                                                             ------------
TOTAL TEMPORARY INVESTMENTS (COST $1,136,566)                                                   1,136,566
                                                                                             ------------

TOTAL INVESTMENTS - (97.2%)                                                                    22,283,129
                                                                                             ------------
Total Securities Sold Short - (-0.1%)                                                             (21,950)
                                                                                             ------------
Assets, Less Other Liabilities - (2.9%)                                                           653,293
                                                                                             ------------
NET ASSETS - (100.0%)                                                                        $ 22,914,472
                                                                                             ------------

NEEDHAM SMALL CAP GROWTH FUND
Schedule of Securities Sold Short
September 30, 2004
(Unaudited)

                                                                                Shares          Value
                                                                                ------          -----

SECURITIES SOLD SHORT - (-0.1%)
BIOTECH & PHARMACEUTICALS - (-0.1%)

Cambrex Corp*                                                                    1,000             21,950
                                                                                             ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $27,969)                                                     21,950
                                                                                             ------------

TOTAL SECURITIES SOLD SHORT - (-0.1%)                                                             (21,950)
                                                                                             ------------
Total Investments - (97.2%)                                                                    22,283,129
                                                                                             ------------
Assets, Less Other Liabilities - (2.9%)                                                           653,293
                                                                                             ------------
NET ASSETS - (100.0%)                                                                        $ 22,914,472
                                                                                             ------------

* Non-Income producing security.

Security Valuation Note

Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) are designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time period specified in the U.S. Securities and Exchange Commission's rules and forms, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications for the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Needham Funds, Inc.

By:   /s/ John C. Michaelson
      -----------------------------------------------------
      President (Principal Executive Officer)

Date: November 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John C. Michaelson
      -----------------------------------------------------
      President (Principal Executive Officer)

Date: November 19, 2004

By:   /s/ Glen W. Albanese
      -----------------------------------------------------
      Treasurer and Secretary (Principal Financial Officer)

Date: November 19, 2004